Transactions with Related Parties (Predecessor) (Details) - USD ($)	5 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Transactions with Related Parties [Abstract]
Management fees - related party	$ 0	$ 563,000
United Maritime Predecessor [Member]
Transactions with Related Parties [Abstract]
Commission expense			$ 27,725	$ 30,488
Management fees - related party			$ 130,717	117,650
United Maritime Predecessor [Member] | Seanergy Management Corp. [Member]
Transactions with Related Parties [Abstract]
Commission expense				30,488
Management fees - related party				$ 117,650
United Maritime Predecessor [Member] | Related Party [Member] | Seanergy Management Corp. [Member]
Transactions with Related Parties [Abstract]
Commercial fee			1.25%
Commission expense			$ 27,725
Daily fee for provision of management services			650
Monthly fixed management fee			14,000
Management fees - related party			$ 130,717